Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov. 29, 2012
A T B C | Fidelity Strategic Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst9_SupplementTextBlock	Supplement to the
Fidelity Advisor® Strategic Real Return Fund
Class A, Class T, Class B, and Class C
November 29, 2012
Prospectus

The fund may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the commodity central fund. This arrangement was terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the fund to which this prospectus relates.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 4.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B

				Class C
Management fee	0.57%	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.90%	1.00%
Other expenses	0.22%	0.23%	0.30%	0.24%
Total annual operating expenses	1.04%	1.05%	1.77%	1.81%